Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Condensed Consolidated Balance Sheets (Detail) - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 4,457
Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 1,323
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ (845)
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Net Total		$ (3,532)